PC&J PERFORMANCE FUND

ANNUAL REVIEW

Unaudited


Introduction

The PC&J Performance Fund is a registered investment company under the Investment Company Act of 1940. The enclosed 2001 Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. Please give us a call if you have any questions.

Management Review and Analysis

The Federal Reserve began to ease interest rates in January of last year, but 11 straight rate declines was not enough to prevent the economy from sliding into a recession. The economy was showing tentative signs of recovery by September, however, the terrorist attacks stopped any recovery in its tracks and pushed us deeper into recession. As we write this analysis in January of 2002, Americans are still dealing with the enormous human tragedy of 9/11.

Stock prices have recovered from the terrorist induced selling during the week of September 17, yet they declined for the second year in a row. Last year marked the first back-to-back decline in the stock market since the 1970's. Although the recession so far has been relatively mild, it has caused a larger than expected decline in corporate profits, which in turn caused the S&P 500 Index to decline 11.9% last year. The Lipper General Equity Index also fell
10.9 percent. In general these indices held a larger percentage of smaller value stocks and defensive utility stocks. Many of these stocks had declined in the prior two years and escaped some of the selling pressure in 2000.

             Average Annual Total Returns


                              1 Year        5 Years        10 Years

Performance Fund             -17.74%         8.44%          10.62%

S&P 500 Index                -11.90%        10.70%          12.94%


The Performance Fund ended 2001 with a -17.74% return. As interest rates began to fall last year, we began to buy stocks that typically benefit from a decline in rates and a cyclical recovery in the economy. Despite the delay in seeing renewed economic growth, those stocks performed relatively well last year. During 2001, we continued to hold many of the large capitalization growth stocks that have performed so well for us over the years. That sector of the market took the brunt of the selling as the Lipper Large-Cap Equity Index declined about 23% last year.

In prior Reviews we have written about the primary long-term trend of corporations continuing to invest in information technology in order to improve productivity and sustain a competitive advantage. We believe that on a longer term basis that trend is still intact. However, the recession has left such a large amount of over-capacity over the next two years in the telecommunications area that we have substantially reduced our holdings in that segment. The decline in the market has made the remaining large capitalization growth stocks in our portfolio look relatively attractive.

We continue to position the Fund's portfolio to benefit from a recovery in the economy. Signs are beginning to emerge that the massive monetary and fiscal stimulus is having a positive impact on economic growth. Year-over-year declines in industrial production have reached levels not seen since the 1990-91 recession and the early 1980s. Drops of this magnitude have usually been followed with fairly robust economic recoveries that are led by rising stock prices.

Growth of $10,000 Investment

                Performance     S & P 500
                   Growth         Growth
        1991        10,000         10,000
        1992        10,800         10,770
        1993        12,344         11,858
        1994        12,433         12,012
        1995        15,273         16,516
        1996        18,297         20,312
        1997        24,807         27,096
        1998        32,688         34,845
        1999        38,255         42,163
        2000        33,358         38,326
        2001        27,440         33,765

Total Returns and the growth of a $10,000 investment are based on past performance and are not an indication of future performance. The value of your shares will fluctuate and will be worth more or less than their original cost at the time of redemption.



--------------------------------------------------------------------------------
                                     Page 2
PC&J PERFORMANCE FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

--------------------------------------------------------------- ------------------- --------------------- ----------------

                                                                  PERCENT OF NET      NUMBER OF SHARES        MARKET
SECURITY (Note A)                                                     ASSETS                                   VALUE

--------------------------------------------------------------- ------------------- --------------------- ----------------

COMMON STOCKS
Consumer discretionary:                                                11.6%
     AOL Time Warner Inc. (1)                                                             16,200                $  520,020
     Black & Decker Corp.                                                                 28,000                 1,056,440
     Comcast Corp. (1)                                                                    19,000                   684,000
     Disney, Walt Co.                                                                     10,000                   207,200
     Home Depot Inc.                                                                      15,200                   775,352
     Target Corp.                                                                         15,000                   615,750
     Wal Mart Stores Inc.                                                                 26,000                 1,496,300
                                                                                                          ----------------

                                                                                                                 5,355,062
                                                                                                          ----------------

Consumer staple:                                                        2.5
     Clorox Company                                                                       29,000                 1,146,950

                                                                                                          ----------------
                                                                                                          ----------------


Energy:                                                                 5.3
     ChevronTexaco Corp.                                                                  10,200                   914,022
     Exxon Mobil Corp.                                                                    25,346                   996,098
     Schlumberger Ltd.                                                                    10,000                   549,500
                                                                                                          ----------------
                                                                                                          ----------------

                                                                                                                 2,459,620
                                                                                                          ----------------

Financial services:                                                    18.1
     American Express Co.                                                                  8,600                   306,934
     American International Group                                                         12,534                   995,199
     Bank of America Corp.                                                                22,000                 1,384,900
     Citigroup Inc.                                                                       36,000                 1,817,280
     Goldman Sachs Group                                                                   6,000                   556,500
     Morgan Stanley Dean Witter                                                           18,000                 1,006,920
     Northern Trust Corp.                                                                 12,800                   770,816
     Wells Fargo & Co.                                                                    35,000                 1,521,450
                                                                                                          ----------------
                                                                                                          ----------------

                                                                                                                 8,359,999
                                                                                                          ----------------

Healthcare:                                                            14.7
     American Home Products Corp.                                                         23,000                 1,411,280
     Amerisource Bergen Corp.                                                             25,000                 1,588,750
     Guidant Corp. (1)                                                                    29,000                 1,145,400
     Lilly, Eli & Co.                                                                      6,500                   510,510
     Merck & Co. Inc.                                                                     10,000                   588,000
     Pfizer Inc.                                                                          17,000                   677,450
     Tenet Healthcare Corp. (1)                                                           15,000                   880,800
                                                                                                          ----------------

                                                                                                                 6,802,190
                                                                                                          ----------------






(1) Non-income producing security.
See notes to financial statements.

PC&J PERFORMANCE FUND

DECEMBER 31, 2001

--------------------------------------------------------------- ------------------ --------------------- -----------------


                                                                 PERCENT OF NET      NUMBER OF SHARES         MARKET
SECURITY (Note A)                                                    ASSETS                                   VALUE

--------------------------------------------------------------- ------------------ --------------------- -----------------

Industrials:                                                           14.1%
     Caterpillar Inc.                                                                    20,000             $  1,045,000
     General Dynamics Corp.                                                               9,000                  716,760
     General Electric Co.                                                                50,800                2,036,064
     TRW Inc.                                                                             7,000                  259,280
     Tyco International Ltd.                                                             21,000                1,236,900
     United Technologies Corp.                                                           18,600                1,202,118
                                                                                                         -----------------
                                                                                                         -----------------

                                                                                                               6,496,122
                                                                                                         -----------------

Materials:                                                              8.8
     Alcoa Inc.                                                                          42,800                1,521,540
     International Paper Co.                                                             23,000                  928,050
     Minnesota Mining & Manufacturing Co.                                                10,000                1,182,100
     Sealed Air Corp. (1)                                                                10,000                  408,200
                                                                                                         -----------------

                                                                                                               4,039,890
                                                                                                         -----------------

Technology:                                                            16.2
     Cisco Systems Co., Inc. (1)                                                         37,500                  679,125
     Dell Computer Corp. (1)                                                             25,000                  679,500
     E M C Corp.  (1)                                                                    25,800                  346,752
     Intel Corp.                                                                         30,000                  943,500
     International Business Machines Inc.                                                 9,900                1,197,504
     LSI Logic Corp. (1)                                                                 20,000                  315,600
     Microsoft Corp. (1)                                                                 24,000                1,590,000
     Oracle Corp. (1)                                                                    30,000                  414,300
     Sungard Data Sys Inc. (1)                                                           24,000                  694,320
     Texas Instruments Inc.                                                              21,000                  588,000
                                                                                                         -----------------

                                                                                                               7,448,601
                                                                                                         -----------------

Telecommunications:                                                     2.1
     Nokia Corp.                                                                         24,500                  600,985
     Verizon Communications                                                               8,000                  379,680
                                                                                                         -----------------

                                                                                                                 980,665
                                                                                                         -----------------

Unit trusts:                                                            1.4
     Nasdaq 100 Trust Series I (1)                                                       16,000                  622,560
                                                                                                         -----------------
                                                                                                         -----------------




Utilities:                                                              1.5
     Constellation Energy Group Inc.                                                     25,400                  674,370
                                                                                                         -----------------
                                                                                                         -----------------



                                                                ------------------

TOTAL COMMON STOCKS                                                    96.3                                   44,386,029
     (Cost $33,239,581)
                                                                ------------------                       -----------------




(1)  Non-income producing security.
See notes to financial statements.

PC&J PERFORMANCE FUND

SCHEDULE OF INVESTMENTS (Concluded)
DECEMBER 31, 2001

--------------------------------------------------------------- ------------------ --------------------- -----------------

                                                                 PERCENT OF NET      NUMBER OF SHARES         MARKET
SECURITY (Note A)                                                    ASSETS                                   VALUE

--------------------------------------------------------------- ------------------ --------------------- -----------------


SHORT-TERM OBLIGATIONS                                                  2.9%
     Star Treasury Fund                                                                                   $       43,938
     Star Federal Prime Obligations                                                                            1,300,000

                                                                                                         -----------------
                                                                                                         -----------------
TOTAL SHORT-TERM OBLIGATIONS
     (Cost $1,343,938)                                                                                         1,343,938
                                                                ------------------                       -----------------
                                                                ------------------                       -----------------



TOTAL INVESTMENTS                                                      99.2%                                 $45,729,967
     (Cost $34,583,519) (2)
                                                                ==================                       =================


































(1)  Non-income producing security.
(2) For federal income tax purposes cost is $34,760,127 and differs from market value by net unrealized appreciation (See Note D) See notes to financial statements.

 PC&J PERFORMANCE FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------- ----------------- -----


ASSETS:
Investments in securities, at market value                                                             $45,729,967
         (Cost basis - $34,583,519) (Notes A & D)

Receivables:
            Dividends and interest                                                                          26,417
            Fund shares sold                                                                                12,502
            Securities sold                                                                                383,716
                                                                                                   -----------------

            Total receivables                                                                              422,635

                                                                                                   -----------------
                                                                                                   -----------------


Total assets                                                                                            46,152,602


LIABILITIES -
Accrued expenses (Note B)                                                                                   58,566

                                                                                                   -----------------
                                                                                                   -----------------

NET ASSETS                                                                                             $46,094,036
                                                                                                   =================


SHARES OUTSTANDING (Unlimited authorization - no par value):
         Beginning of year                                                                               1,773,116
         Net decrease (Note C)                                                                              (1,614)
                                                                                                   -----------------

         End of year                                                                                     1,771,502
                                                                                                   =================


NET ASSET VALUE, offering price and redemption price per share                                     $       26.02
                                                                                                   =================



NET ASSETS CONSIST OF:
         Paid in capital                                                                               $35,159,490
         Net unrealized appreciation                                                                    11,146,448
         Accumulated net realized loss on investments                                                     (211,902)
                                                                                                   -----------------

         Net Assets                                                                                    $46,094,036
                                                                                                   =================











See notes to financial statements.

PC&J PERFORMANCE FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------- ----------------- -----

INVESTMENT INCOME (Note A):
         Dividends                                                                                    $   484,290
         Interest                                                                                          71,564
                                                                                                   -----------------
                                                                                                   -----------------

Total investment income                                                                                   555,854
                                                                                                   -----------------

EXPENSES (Note B):
         Investment advisory fee                                                                          494,676
         Management fee                                                                                   247,338
                                                                                                   -----------------

Total expenses                                                                                            742,014
                                                                                                   -----------------

NET INVESTMENT LOSS                                                                                      (186,160)
                                                                                                   -----------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (Note D):
         Net realized loss on investments                                                                (211,902)
         Change in unrealized appreciation/depreciation of investments                                 (9,529,090)
                                                                                                   -----------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS                                                 (9,740,992)
                                                                                                   -----------------


NET DECREASE IN NET ASSETS FROM OPERATIONS                                                           $ (9,927,152)
                                                                                                   =================
























See notes to financial statements.

PC&J PERFORMANCE FUND


STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------

                                                                               For The Years Ended December 31,

                                                                            2001                           2000
                                                                       -------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
         Net investment loss                                               $   (186,160)                 $   (277,970)
         Net realized gain (loss) on investments                               (211,902)                    4,518,757
         Change in unrealized appreciation of investments                    (9,529,090)                  (12,474,417)
                                                                       ------------------            -------------------

Net decrease in net assets from operations                                   (9,927,152)                   (8,233,630)
                                                                       ------------------            -------------------


DIVIDENDS TO SHAREHOLDERS (Note A):
         Dividends from net investment income                                         0                             0
         Dividends from net realized gain on investments                              0                    (4,538,780)
                                                                       ------------------            -------------------

Net decrease in net assets from dividends to shareholders                             0                    (4,538,780)
                                                                       ------------------            -------------------
                                                                       ------------------            -------------------


INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE                 (62,841)                     5,853,923
TRANSACTIONS (Note C)

                                                                       ------------------            -------------------
                                                                       ------------------            -------------------

Total decrease in net assets                                                 (9,989,993)                   (6,918,487)


NET ASSETS:
         Beginning of year                                                   56,084,029                    63,002,516
                                                                       ------------------            -------------------

         End of year                                                        $46,094,036                   $56,084,029
                                                                       ==================            ===================























See notes to financial statements.

PC&J PERFORMANCE FUND

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a "no-load, open-end, diversified" investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is long-term growth of capital through investment in common stocks. Current income is of secondary importance.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(1) Security Valuations - Investments in securities traded on a national securities exchange are valued at the last sale price as of the close of New York trading on the day the securities are being valued; securities traded on the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price as one or the other may be quoted by the NASDAQ System as of the close of New York trading on the day the securities are being valued; securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees of the Fund.

(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements. The Fund has a capital loss carry forward of $35,294, which can be carried forward through 2009.

(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Net investment losses, for tax purposes, are reclassified to paid in capital.

B. INVESTMENT ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT

     The Fund has an investment advisory agreement with Parker, Carlson & Johnson, Inc. (the "Advisor"), wherein the Fund pays the Advisor a monthly advisory fee, accrued daily, based on an annual rate of one percent of the daily net assets of the Fund. Investment advisory fees were $494,676 for the year ended December 31, 2001.

     The Fund has a management agreement with PC&J Service Corp., (the "Service Corp."), which is wholly owned by the shareholders of the Advisor. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Advisor, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $247,338 for the year ended December 31, 2001.

PC&J PERFORMANCE FUND

NOTES TO FINANCIAL STATEMENTS - (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------

B. INVESTMENT ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT (Continued)

     The Fund's shareholders have adopted a Distribution Expense Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. This Plan authorizes payments under the investment advisory agreement and management agreement described above which might be deemed to be expenses primarily intended to result in the sale of Fund shares. No other payments are authorized under the Plan.

     Certain officers and trustees of the Fund are officers and directors, or both, of the Advisor and of Service Corp.


C.  CAPITAL SHARE TRANSACTIONS
                                                     For the Year Ended                    For the Year Ended
                                                     December 31, 2001                      December 31, 2000

                                            ----------------------------------------------------------------------------

    Shares sold                                      75,862        $  2,152,273            153,489       $  5,926,361
    Shares issued in reinvestment of                      0                   0            142,370          4,538,780
      dividends
                                           ------------------- ------------------ --------------------------------------

                                                     75,862           2,152,273            295,859         10,465,141
    Shares redeemed                                 (77,476)         (2,215,114)          (121,580)        (4,611,218)
                                           -------------------                    --------------------------------------
                                                               ------------------

    Net increase (decrease)                          (1,614)         $  (62,841)           174,279       $  5,853,923
                                           =================== ================== ======================================



D. INVESTMENT TRANSACTIONS

     Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended December 31, 2001, aggregated $28,539,576 and $29,653,638, respectively.

     At December 31, 2001, gross unrealized appreciation on investments was $12,665,900 and gross unrealized depreciation on investments was $1,696,060 for a net unrealized appreciation of $10,969,840 for federal income tax purposes.



E. ADOPTION OF NEW ACCOUNTING PRINCIPLE

     The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, effective January 1, 2001, including the amortization of premiums and accretion of discounts. The adoption of this Guide had no effect in the Fund's financial statements as of December 31, 2001.

PC&J PERFORMANCE FUND


FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------

Selected Data for Each Share of Capital                             For The Years Ended December 31,
Stock Outstanding Throughout the Year                2001          2000           1999          1998          1997

                                                 -----------------------------------------------------------------------

Net asset value-beginning of year                    $31.63        $39.41         $34.23        $27.01        $21.11
                                                 ------------- -------------- ------------- ----------------------------

Income from investment operations:
     Net investment loss                              (0.11)        (0.16)         (0.18)        (0.11)        (0.03)
     Net realized and unrealized
       gain (loss) on securities                      (5.50)        (4.86)          6.01          8.69          7.54
                                                 -------------
                                                               -------------- ------------- ----------------------------

Total from investment operations                      (5.61)        (5.02)          5.83          8.58          7.51
                                                 ------------- -------------- ------------- ----------------------------

Less dividends:
     From net investment income                       (0.00)        (0.00)         (0.00)        (0.00)        (0.00)
     From net realized gain
       on investments                                 (0.00)        (2.76)         (0.65)        (1.36)        (1.61)
                                                 -------------
                                                               -------------- ------------- ----------------------------

Total dividends                                       (0.00)        (2.76)         (0.65)        (1.36)        (1.61)
                                                 ------------- -------------- ------------- ----------------------------

Net asset value-end of year                          $26.02        $31.63         $39.41        $34.23        $27.01
                                                 ============= ============== ============= ============================



Total return                                         (17.74%)      (12.80%)        17.03%        31.77%        35.58%


Ratios to average net assets
     Expenses                                         1.50%         1.50%          1.50%         1.50%         1.50%
     Net investment income                           (0.38%)       (0.44%)        (0.52%)       (0.38%)       (0.12%)

Portfolio turnover rate                              57.58%        35.40%         23.72%        25.60%        22.44%


Net assets at end of year (000's)                    $46,094       $56,084        $63,003       $48,832       $37,453








See notes to financial statements.

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of PC&J Performance Fund

We have audited the accompanying statement of assets and liabilities of PC&J Performance Fund (the "Fund"), including the schedule of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PC&J Performance Fund as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP

February 1, 2002
Dayton, Ohio

PC&J PERFORMANCE FUND


FUND DIRECTORS DISCLOSURE

The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The names of the executive officers and Trustees of the Fund are shown in the table below. Each Trustee who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, is indicated by an asterisk.


                                         Position Held                   Principal Occupation(s)
Name, Address and Age                    _With Fund                      During Past Five Years
---------------------                     -----------                    ----------------------

*Leslie O. Parker III(1)                 President and                   Since September 1982,
300 Old Post Office                      Trustee since 1985              Chairman of Adviser
120 West Third Street
 Dayton, Ohio  45402
 Year of Birth: 1940

*Kathleen A. Carlson, CFA(1)             Treasurer and                   Since September 1982,
300 Old Post Office                      Trustee since 1985              President and Treasurer
120 West Third Street                                                    of Adviser
Dayton, Ohio 45402
Year of Birth: 1955

*James M. Johnson, CFA(1)                Secretary and                   Since September 1982,
300 Old Post Office                      Trustee since                   Secretary of Adviser
120 West Third Street                    1985
 Dayton, Ohio 45402
 Year of Birth: 1952

Donald N. Lorenz                         Trustee since 1987              Retired since December 1998;
26 Misty Morning Drive                                                   from December 1980 to
Hilton Head Island, S.C. 29926                                           December 1998, Vice
Year of Birth: 1935                                                      President-Finance and
                                                                         Treasurer, Price Brothers
                                                                         Company (concrete pipe products)

Thomas H. Rodgers                        Trustee since 1989              Since July, 1986, Vice
World Headquarters Blvd.                                                 President-General Counsel
Troy, Ohio 45373                                                         and Secretary, Premark
Year of Birth: 1944                                                      International, Inc. Food
                                                                         Equipment Group


 (1)The Fund's President, Treasurer and Secretary are Directors and the President, Treasurer and Secretary, respectively, of the Adviser and own in the aggregate a controlling interest in the Adviser.


Each of the foregoing Trustees is also a Trustee of the PC&J Preservation Fund. All Trustees serve one-year terms, voted annually at the December board meeting, for the year following.

February 21, 2002



Informational Notice



The PC&J Performance Fund is a registered investment company under the Investment Company Act of 1940. The enclosed 2001 Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. Please give us a call if you have any questions.


Contained within the Annual Report is information regarding the Board of Trustees as recently required by the Securities and Exchange Commission. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling our office at 937-223-0600, or toll free at 888-223-0600.




Thank you,
Bernie Middleton, Accounting Manager